UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
November 25, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 19, 2026

Commission File Number of securitizer: __ 000-56701

Central Index Key Number of securitizer: _ 0002033695

___________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ ]

____	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

NMABS ISSUER I, L.L.C.

NMABS ISSUER II, L.L.C.

NMABS CANADIAN ISSUER I, L.P.*

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kellie Steele, (212) 655-0127
Name and telephone number, including area code,
of the person to contact in connection with this filing

*       New Mountain Net Lease Trust, as general partner of NEWLEASE Operating Partnership LP, a Sponsor, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the above referenced issuing entities.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), New Mountain Net Lease Trust has indicated by check mark that there is no activity to report for the reporting period November 25, 2025 to December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

New Mountain Net Lease Trust (General partner of NEWLEASE Operating Partnership LP, as Sponsor)

By:	/s/ Kellie Steele
Name: Kellie Steele
Title: Secretary

Date: February 19, 2026